UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02781

Templeton Funds

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:   8/31

Date of reporting period: _05/31/18

Item 1. Schedule of Investments.

TEMPLETON FUNDS

Statement of Investments, May 31, 2018 (unaudited) Templeton Foreign Fund

	Industry	Shares	Value

Common Stocks 95.7%
Canada 5.7%
Alamos Gold Inc., A	Metals & Mining	13,968,340	$ 77,384,604
Barrick Gold Corp	Metals & Mining	3,818,380	50,364,432
Cenovus Energy Inc	Oil, Gas & Consumable Fuels	4,940,372	52,160,445
Husky Energy Inc	Oil, Gas & Consumable Fuels	3,829,620	55,299,985
Wheaton Precious Metals Corp	Metals & Mining	7,307,912	159,841,187

			395,050,653

China 9.9%
[a] Baidu Inc., ADR	Internet Software & Services	550,380	133,500,173
China Life Insurance Co. Ltd. , H	Insurance	18,831,800	52,580,997
China Mobile Ltd	Wireless Telecommunication Services	7,794,180	69,560,283
China Telecom Corp. Ltd., H	Diversified Telecommunication Services	219,339,292	102,350,599
Kunlun Energy Co. Ltd	Oil, Gas & Consumable Fuels	40,057,050	36,464,481
NetEase Inc., ADR	Internet Software & Services	209,470	47,826,190
Shandong Weigao Group Medical Polymer Co. Ltd., H	Health Care Equipment & Supplies	42,940,060	36,953,815
Shanghai Pharmaceuticals Holding Co. Ltd., H	Health Care Providers & Services	22,098,290	68,322,426
Sinopec Engineering Group Co. Ltd	Construction & Engineering	61,868,670	66,495,342
Sinopharm Group Co. Ltd., H	Health Care Providers & Services	15,295,130	67,959,289

			682,013,595

Denmark 1.7%
A. P. Moeller-Maersk AS, B.	Marine	22,410	33,536,860
Orsted AS	Electric Utilities	642,040	38,471,172
Vestas Wind Systems AS	Electrical Equipment	731,000	47,934,991

			119,943,023

France 6.6%
AXA SA	Insurance	3,085,182	76,910,270
BNP Paribas SA	Banks	1,840,973	114,190,289
Cie Generale des Etablissements Michelin SCA	Auto Components	294,680	38,134,037
Sanofi.	Pharmaceuticals	1,594,645	122,343,508
Total SA	Oil, Gas & Consumable Fuels	639,230	38,894,876
Veolia Environnement SA	Multi-Utilities	2,861,260	64,956,267

			455,429,247

Germany 6.8%
Bayer AG	Pharmaceuticals	847,150	100,873,826
E.ON SE.	Multi-Utilities	6,484,180	68,765,818
Gerresheimer AG.	Life Sciences Tools & Services	769,760	59,974,965
Merck KGaA	Pharmaceuticals	650,094	66,374,896
[a] MorphoSys AG	Life Sciences Tools & Services	517,460	53,867,301
Siemens AG	Industrial Conglomerates	531,282	69,249,155
Telefonica Deutschland Holding AG	Diversified Telecommunication Services	11,234,130	47,487,835

			466,593,796

Hong Kong 1.8%
CK Hutchison Holdings Ltd	Industrial Conglomerates	8,707,000	98,299,199
Value Partners Group Ltd	Capital Markets	26,572,000	23,816,198

			122,115,397

India 0.7%
Hero Motocorp Ltd	Automobiles	634,530	33,358,229
Jain Irrigation Systems Ltd	Machinery	11,859,610	18,212,407

			51,570,636

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

TEMPLETON FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Foreign Fund (continued)
	Industry	Shares	Value

Common Stocks (continued)
Ireland 1.9%
Bank of Ireland Group PLC	Banks	9,966,410	$ 82,522,143
CRH PLC	Construction Materials	1,273,950	47,060,222

			129,582,365

Israel 2.4%
Teva Pharmaceutical Industries Ltd., ADR	Pharmaceuticals	7,864,800	169,093,200

Italy 2.0%
Eni SpA	Oil, Gas & Consumable Fuels	7,552,934	136,767,093

Japan 11.3%
Astellas Pharma Inc	Pharmaceuticals	6,345,940	97,062,413
Ezaki Glico Co. Ltd	Food Products	796,300	41,342,476
INPEX Corp	Oil, Gas & Consumable Fuels	3,935,570	43,903,349
Kirin Holdings Co. Ltd	Beverages	2,966,090	84,356,063
Mitsui Fudosan Co. Ltd	Real Estate Management & Development	1,108,100	27,848,872
Panasonic Corp	Household Durables	2,738,300	37,479,420
Seven & i Holdings Co. Ltd	Food & Staples Retailing	1,388,400	61,506,790
SoftBank Group Corp	Wireless Telecommunication Services	2,028,670	144,751,873
Sumitomo Metal Mining Co. Ltd	Metals & Mining	1,074,540	41,135,159
Sumitomo Rubber Industries Ltd	Auto Components	3,966,520	66,518,714
Suntory Beverage & Food Ltd	Beverages	1,415,900	62,972,258
Taiheiyo Cement Corp	Construction Materials	1,876,841	69,503,048

			778,380,435

Luxembourg 1.5%
SES SA, IDR	Media	6,073,250	104,897,021

Netherlands 5.6%
Aegon NV	Insurance	14,574,330	90,741,148
Flow Traders	Capital Markets	1,703,977	72,427,269
ING Groep NV	Banks	2,456,418	35,773,802
[a] QIAGEN NV	Life Sciences Tools & Services	3,140,291	114,021,265
SBM Offshore NV	Energy Equipment & Services	4,498,636	71,126,696

			384,090,180

Singapore 1.4%
Singapore Telecommunications Ltd	Diversified Telecommunication Services	36,484,140	89,377,832
Singapore Telecommunications Ltd., ADR	Diversified Telecommunication Services	33,000	806,520
United Overseas Bank Ltd	Banks	284,190	5,972,893

			96,157,245

South Korea 6.3%
DB Insurance Co. Ltd	Insurance	183,810	9,954,900
Hana Financial Group Inc	Banks	2,203,300	84,855,281
KB Financial Group Inc	Banks	1,968,477	94,400,004
Samsung Electronics Co. Ltd	Technology Hardware, Storage & Peripherals	5,307,700	249,130,120

			438,340,305

Sweden 0.5%
Getinge AB, B	Health Care Equipment & Supplies	3,489,111	33,816,009

Switzerland 3.5%
[a] Landis+Gyr Group AG	Electronic Equipment, Instruments
	& Components	355,630	25,954,840
Roche Holding AG	Pharmaceuticals	615,590	131,785,028
UBS Group AG	Capital Markets	5,530,030	83,299,635

			241,039,503

| 2

TEMPLETON FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Foreign Fund (continued)
	Industry	Shares	Value

Common Stocks (continued)
Taiwan 2.0%
Catcher Technology Co. Ltd	Technology Hardware, Storage & Peripherals	3,961,120	$ 46,031,889
Quanta Computer Inc	Technology Hardware, Storage & Peripherals	20,220,680	35,736,305
Taiwan Semiconductor Manufacturing Co. Ltd	Semiconductors & Semiconductor Equipment	7,980,000	59,605,855

			141,374,049

Thailand 1.7%
Bangkok Bank PCL, fgn	Banks	4,010,700	24,140,499
Bangkok Bank PCL, NVDR	Banks	9,123,830	53,778,383
Kasikornbank PCL, fgn	Banks	1,695,300	10,309,793
Kasikornbank PCL, NVDR	Banks	4,442,200	26,529,902

			114,758,577

United Kingdom 20.8%
Aviva PLC	Insurance	7,557,114	51,315,224
BAE Systems PLC	Aerospace & Defense	11,438,470	97,225,443
Barclays PLC	Banks	29,338,430	76,925,659
BP PLC	Oil, Gas & Consumable Fuels	28,917,960	221,541,777
[a] Cobham PLC.	Aerospace & Defense	22,941,809	37,969,631
HSBC Holdings PLC (GBP Traded)	Banks	11,683,650	111,921,149
HSBC Holdings PLC (HKD Traded)	Banks	989,600	9,582,533
Johnson Matthey PLC	Chemicals	2,214,526	103,418,515
Kingfisher PLC	Specialty Retail	23,879,104	96,881,737
Rolls-Royce Holdings PLC	Aerospace & Defense	5,040,818	55,256,543
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	5,550,600	197,527,544
Shire PLC	Biotechnology	1,367,760	74,547,506
SIG PLC	Trading Companies & Distributors	26,088,083	46,367,421
Standard Chartered PLC	Banks	16,424,505	164,758,737
Travis Perkins PLC	Trading Companies & Distributors	2,675,920	47,862,589
Vodafone Group PLC	Wireless Telecommunication Services	16,907,095	43,112,404

			1,436,214,412

United States 1.6%
Oracle Corp	Software	2,352,910	109,927,955

Total Common Stocks
(Cost $5,790,038,491)			6,607,154,696

Preferred Stocks (Cost $498,409) 0.0%†
United Kingdom 0.0%†
[a] Rolls-Royce Holdings PLC, pfd	Aerospace & Defense	357,898,078	475,772

Total Investments before Short Term
Investments (Cost $5,790,536,900)			6,607,630,468

| 3

TEMPLETON FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Foreign Fund (continued)
	Principal
	Amount	Value

Short Term Investments 3.5%

Time Deposits 3.5%
United States 3.5%
National Australia Bank Ltd., 1.63%, 6/01/18	$ 63,000,000	$ 63,000,000
National Bank of Canada, 1.64%, 6/01/18	101,000,000	101,000,000
Royal Bank of Canada, 1.64%, 6/01/18	80,800,000	80,800,000

Total Time Deposits (Cost $244,800,000)		244,800,000

Total Investments (Cost $6,035,336,900)
99.2%		6,852,430,468
Other Assets, less Liabilities 0.8%		55,321,529

Net Assets 100.0%		$6,907,751,997

See Abbreviations on page 15.

† Rounds to less than 0.1% of net assets.

a Non-income producing.

| 4

TEMPLETON FUNDS

Statement of Investments, May 31, 2018 (unaudited)
Templeton World Fund
	Industry	Shares	Value

Common Stocks 95.3%
Canada 2.9%
Barrick Gold Corp	Metals & Mining	2,906,780	$ 38,340,428
Husky Energy Inc	Oil, Gas & Consumable Fuels	2,394,910	34,582,671
Wheaton Precious Metals Corp	Metals & Mining	2,305,185	50,419,806

			123,342,905

China 4.9%
[a] Baidu Inc., ADR.	Internet Software & Services	299,800	72,719,488
China Life Insurance Co. Ltd. , H	Insurance	11,080,000	30,936,896
China Mobile Ltd	Wireless Telecommunication Services	4,684,500	41,807,495
China Telecom Corp. Ltd., H	Diversified Telecommunication Services	96,917,800	45,224,888
Kunlun Energy Co. Ltd	Oil, Gas & Consumable Fuels	22,325,330	20,323,054

			211,011,821

Denmark 0.7%
Vestas Wind Systems AS	Electrical Equipment	488,070	32,004,967

France 5.5%
AXA SA	Insurance	2,409,270	60,060,511
BNP Paribas SA	Banks	827,720	51,341,104
Compagnie de Saint-Gobain	Building Products	416,600	20,880,356
Sanofi	Pharmaceuticals	664,480	50,979,882
Veolia Environnement SA	Multi-Utilities	2,303,190	52,286,973

			235,548,826

Germany 4.5%
Bayer AG	Pharmaceuticals	269,180	32,052,430
E.ON SE	Multi-Utilities	967,040	10,255,622
innogy SE	Multi-Utilities	699,370	29,522,219
Merck KGaA	Pharmaceuticals	544,180	55,561,028
Siemens AG	Industrial Conglomerates	503,480	65,625,345

			193,016,644

Hong Kong 1.1%
CK Hutchison Holdings Ltd	Industrial Conglomerates	3,696,900	41,736,799
Value Partners Group Ltd	Capital Markets	7,006,700	6,280,030

			48,016,829

India 1.3%
Bharti Airtel Ltd	Wireless Telecommunication Services	3,760,980	20,837,937
Hero Motocorp Ltd	Automobiles	676,490	35,564,132

			56,402,069

Ireland 0.5%
Bank of Ireland Group PLC	Banks	2,683,980	22,223,427

Israel 2.1%
Teva Pharmaceutical Industries Ltd., ADR	Pharmaceuticals	4,208,364	90,479,826

Italy 2.2%
Eni SpA	Oil, Gas & Consumable Fuels	5,225,004	94,613,379

Japan 5.5%
Mitsui Fudosan Co. Ltd	Real Estate Management & Development	1,394,340	35,042,682
Nissan Motor Co. Ltd	Automobiles	1,057,560	10,500,286
Panasonic Corp	Household Durables	4,532,240	62,033,278
Ryohin Keikaku Co. Ltd	Multiline Retail	33,880	11,519,044
Seven & i Holdings Co. Ltd	Food & Staples Retailing	552,900	24,493,737
SoftBank Group Corp	Wireless Telecommunication Services	511,290	36,482,121

Quarterly Statement of Investments | See Notes to Statements of Investments. | 5

TEMPLETON FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton World Fund (continued)
	Industry	Shares	Value

Common Stocks (continued)
Japan (continued)
Suntory Beverage & Food Ltd	Beverages	774,410	$ 34,441,943
Taiheiyo Cement Corp	Construction Materials	560,200	20,745,288

			235,258,379

Luxembourg 2.1%
SES SA, IDR.	Media	5,305,960	91,644,408

Netherlands 3.1%
Aegon NV	Insurance	8,719,752	54,289,995
Akzo Nobel NV	Chemicals	286,223	25,128,061
ING Groep NV	Banks	1,948,992	28,383,954
[a] QIAGEN NV	Life Sciences Tools & Services	685,905	24,904,620

			132,706,630

Portugal 0.5%
Galp Energia SGPS SA, B	Oil, Gas & Consumable Fuels	1,099,600	20,431,948

Singapore 1.7%
Singapore Telecommunications Ltd	Diversified Telecommunication Services	30,420,151	74,522,440

South Korea 4.1%
Hana Financial Group Inc	Banks	774,787	29,839,227
Hyundai Motor Co	Automobiles	74,586	9,598,072
KB Financial Group Inc	Banks	1,099,016	52,704,256
Samsung Electronics Co. Ltd	Technology Hardware, Storage & Peripherals	1,816,610	85,267,115

			177,408,670

Spain 0.3%
Telefonica SA	Diversified Telecommunication Services	1,209,736	10,672,827

Sweden 0.7%
Ericsson, B	Communications Equipment	4,253,570	30,853,662

Switzerland 3.1%
Novartis AG	Pharmaceuticals	142,820	10,569,709
Roche Holding AG	Pharmaceuticals	324,842	69,541,922
UBS Group AG	Capital Markets	3,625,320	54,608,715

			134,720,346

Thailand 1.2%
Bangkok Bank PCL, fgn	Banks	8,609,670	51,821,809

United Kingdom 12.3%
BAE Systems PLC	Aerospace & Defense	6,362,389	54,079,443
Barclays PLC	Banks	9,035,622	23,691,492
BP PLC	Oil, Gas & Consumable Fuels	12,943,416	99,160,085
HSBC Holdings PLC	Banks	7,038,440	67,423,304
Kingfisher PLC	Specialty Retail	14,082,618	57,135,666
Man Group PLC	Capital Markets	7,928,861	19,151,601
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	3,065,477	109,090,215
Standard Chartered PLC	Banks	5,032,726	50,484,662
Vodafone Group PLC	Wireless Telecommunication Services	20,161,099	51,409,982

			531,626,450

United States 35.0%
Advance Auto Parts Inc	Specialty Retail	512,390	65,903,602
Allergan PLC	Pharmaceuticals	480,810	72,506,148
Ally Financial Inc	Consumer Finance	1,337,590	34,309,183
[a] Alphabet Inc., A	Internet Software & Services	50,460	55,506,000
AmerisourceBergen Corp	Health Care Providers & Services	561,740	46,141,324

| 6

TEMPLETON FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton World Fund (continued)
	Industry	Shares	Value

Common Stocks (continued)
United States (continued)
Amgen Inc	Biotechnology	74,211	$ 13,329,780
Apache Corp	Oil, Gas & Consumable Fuels	1,119,450	44,778,000
Apple Inc	Technology Hardware, Storage & Peripherals	315,770	59,007,940
Capital One Financial Corp	Consumer Finance	626,450	58,886,300
Cardinal Health Inc	Health Care Providers & Services	690,340	35,959,811
[a] Celgene Corp	Biotechnology	201,150	15,826,482
Citigroup Inc	Banks	1,402,610	93,540,061
Comcast Corp., A	Media	1,514,448	47,220,489
[a] CommScope Holding Co. Inc	Communications Equipment	915,510	26,842,753
ConocoPhillips	Oil, Gas & Consumable Fuels	580,980	39,152,242
Coty Inc., A	Personal Products	4,042,870	53,568,027
Eli Lilly & Co	Pharmaceuticals	651,970	55,443,529
Gilead Sciences Inc	Biotechnology	955,550	64,404,070
Helmerich & Payne Inc	Energy Equipment & Services	301,450	20,010,251
JPMorgan Chase & Co	Banks	413,914	44,292,937
Kellogg Co	Food Products	182,460	11,748,599
[a] Knowles Corp	Electronic Equipment, Instruments
	& Components	2,785,470	40,389,315
Mattel Inc	Leisure Products	2,405,510	37,333,515
Medtronic PLC	Health Care Equipment & Supplies	516,690	44,600,681
Microsoft Corp	Software	472,180	46,670,271
[a] Navistar International Corp	Machinery	1,470,390	55,051,402
[a] NetScout Systems Inc	Communications Equipment	283,574	7,656,498
Oracle Corp	Software	1,724,141	80,551,868
Perrigo Co. PLC	Pharmaceuticals	645,040	47,191,126
[b] Twenty-First Century Fox Inc., A	Media	1,869,122	72,054,653
United Parcel Service Inc., B.	Air Freight & Logistics	424,560	49,299,907
Voya Financial Inc	Diversified Financial Services	526,386	27,340,489
Walgreens Boots Alliance Inc	Food & Staples Retailing	642,190	40,066,234

			1,506,583,487

Total Common Stocks (Cost $3,563,681,799)			4,104,911,749

		Principal
		Amount

Corporate Bonds (Cost $21,051,721) 0.6%
United States 0.6%
[c] Chesapeake Energy Corp. , secured note, second lien, 144A,
8.00%, 12/15/22	Oil, Gas & Consumable Fuels $22,493,000		23,870,696

Mortgage-Backed Securities (Cost $410,791)
0.0%†
United States 0.0%†
FHLMC, 5.50%, 12/01/35		416,782	453,111

Total Investments before Short Term
Investments (Cost $3,585,144,311)			4,129,235,556

| 7

TEMPLETON FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton World Fund (continued)
		Principal
		Amount	Value

Short Term Investments 1.6%

Time Deposits 1.6%
United States 1.6%
National Bank of Canada, 1.64%, 6/01/18		$34,000,000	$ 34,000,000
Royal Bank of Canada, 1.64%, 6/01/18		34,600,000	34,600,000

Total Time Deposits (Cost $68,600,000)			68,600,000

Total Investments (Cost $3,653,744,311)
97.5%			4,197,835,556
Options Written (0.0)%†			(220,915)
Other Assets, less Liabilities 2.5%.			109,471,228

Net Assets 100.0%			$4,307,085,869

	Number of	Notional
	Contracts	Amount

Options Written (Premiums received
$188,254) (0.0)%†
Calls - Exchange-Traded
Twenty-First Century Fox Inc. , July Strike Price $40, Expires
7/20/18	1,921	192,100	$ (220,915)

† Rounds to less than 0.1% of net assets.

a Non-income producing.

b A portion or all of the security is held in connection with written option contracts open at period end.

c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust s Board of Trustees.

At May 31, 2018, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterpartya Type		Quantity	Amount	Date	Appreciation	Depreciation

OTC Forward Exchange Contracts
British Pound	BOFA	Buy	2,610,808	$ 3,467,409	7/11/18	$ 10,723	$ —
British Pound	BOFA	Sell	80,693,517	113,983,009	7/11/18	6,482,680	—
British Pound	GSCO	Buy	2,610,808	3,467,477	7/11/18	10,655	—
British Pound	GSCO	Sell	80,682,528	113,978,399	7/11/18	6,492,709	—
British Pound	HSBK	Buy	2,610,808	3,467,910	7/11/18	10,222	—
British Pound	HSBK	Sell	80,689,952	113,985,741	7/11/18	6,490,162	—
British Pound	MSCO	Buy	2,610,808	3,467,857	7/11/18	10,276	—
British Pound	MSCO	Sell	80,691,742	113,990,085	7/11/18	6,492,120	—
British Pound	UBSW	Buy	2,610,808	3,467,354	7/11/18	10,778	—
British Pound	UBSW	Sell	80,689,718	113,989,070	7/11/18	6,493,801	—
Canadian Dollar	BOFA	Sell	20,382,025	15,978,759	7/11/18	230,914	—
Canadian Dollar	GSCO	Sell	20,383,369	15,982,418	7/11/18	233,535	—
Canadian Dollar	HSBK	Sell	20,382,608	15,981,221	7/11/18	232,925	—
Canadian Dollar	MSCO	Sell	20,381,706	15,981,703	7/11/18	234,105	—
Canadian Dollar	UBSW	Sell	20,380,033	15,979,953	7/11/18	233,647	—

| 8

TEMPLETON FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton World Fund (continued)

Forward Exchange Contracts (continued)

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation

OTC Forward Exchange Contracts (continued)
Danish Krone	BOFA	Buy	1,854,578	$ 305,150	7/11/18	$—	$ (12,857)
Danish Krone	BOFA	Buy	7,420,294	1,166,385	7/11/18	3,096	—
Danish Krone	BOFA	Sell	3,998,904	629,936	7/11/18	—	(314)
Danish Krone	BOFA	Sell	44,482,708	7,264,638	7/11/18	253,905	—
Danish Krone	GSCO	Buy	1,884,578	310,149	7/11/18	—	(13,128)
Danish Krone	GSCO	Buy	7,423,294	1,166,905	7/11/18	3,049	—
Danish Krone	GSCO	Sell	3,999,160	629,936	7/11/18	—	(355)
Danish Krone	GSCO	Sell	44,481,757	7,264,716	7/11/18	254,134	—
Danish Krone	HSBK	Buy	1,884,578	310,152	7/11/18	—	(13,132)
Danish Krone	HSBK	Buy	7,423,294	1,167,039	7/11/18	2,914	—
Danish Krone	HSBK	Sell	3,999,576	629,936	7/11/18	—	(420)
Danish Krone	HSBK	Sell	44,485,332	7,265,074	7/11/18	253,928	—
Danish Krone	MSCO	Buy	1,884,578	310,159	7/11/18	—	(13,139)
Danish Krone	MSCO	Buy	7,423,294	1,166,919	7/11/18	3,036	—
Danish Krone	MSCO	Sell	3,999,129	629,936	7/11/18	—	(350)
Danish Krone	MSCO	Sell	44,486,934	7,265,775	7/11/18	254,376	—
Danish Krone	UBSW	Buy	1,884,578	310,143	7/11/18	—	(13,123)
Danish Krone	UBSW	Buy	7,423,294	1,166,865	7/11/18	3,089	—
Danish Krone	UBSW	Sell	3,998,882	629,936	7/11/18	—	(311)
Danish Krone	UBSW	Sell	44,483,067	7,264,849	7/11/18	254,059	—
Euro	BOFA	Sell	136,729,711	168,366,842	7/11/18	7,999,035	—
Euro	GSCO	Sell	136,741,767	168,404,009	7/11/18	8,022,063	—
Euro	HSBK	Sell	136,724,279	168,376,154	7/11/18	8,014,719	—
Euro	MSCO	Sell	136,718,492	168,372,304	7/11/18	8,017,656	—
Euro	UBSW	Sell	136,720,942	168,374,367	7/11/18	8,016,847	—
Hong Kong Dollar	BOFA	Sell	23,369,561	2,980,570	7/11/18	—	(2,084)
Hong Kong Dollar	BOFA	Sell	251,266,339	32,105,675	7/11/18	36,589	—
Hong Kong Dollar	GSCO	Sell	23,369,582	2,980,570	7/11/18	—	(2,086)
Hong Kong Dollar	GSCO	Sell	251,258,849	32,106,027	7/11/18	37,897	—
Hong Kong Dollar	HSBK	Sell	23,369,037	2,980,570	7/11/18	—	(2,017)
Hong Kong Dollar	HSBK	Sell	251,253,361	32,105,842	7/11/18	38,412	—
Hong Kong Dollar	MSCO	Sell	23,369,934	2,980,570	7/11/18		(2,131)
Hong Kong Dollar	MSCO	Sell	251,269,783	32,109,053	7/11/18	39,527	—
Hong Kong Dollar	UBSW	Sell	23,369,538	2,980,570	7/11/18	—	(2,081)
Hong Kong Dollar	UBSW	Sell	251,255,825	32,105,755	7/11/18	38,011	—
Japanese Yen	BOFA	Buy	218,897,863	2,006,378	7/11/18	11,056	—
Japanese Yen	BOFA	Sell	5,259,589,013	49,403,904	7/11/18	929,808	—
Japanese Yen	GSCO	Buy	218,897,863	2,005,999	7/11/18	11,435	—
Japanese Yen	GSCO	Sell	5,259,763,262	49,412,085	7/11/18	936,383	—
Japanese Yen	HSBK	Buy	218,897,863	2,006,308	7/11/18	11,126	—
Japanese Yen	HSBK	Sell	5,259,396,485	49,408,129	7/11/18	935,807	—
Japanese Yen	MSCO	Buy	218,897,863	2,006,020	7/11/18	11,414	—
Japanese Yen	MSCO	Sell	5,259,238,663	49,407,110	7/11/18	936,243	—
Japanese Yen	UBSW	Buy	218,897,863	2,006,161	7/11/18	11,273	—
Japanese Yen	UBSW	Sell	5,259,082,084	49,405,639	7/11/18	936,216	—
Norwegian Krone	BOFA	Buy	87,728,967	11,286,821	7/11/18	—	(548,117)
Norwegian Krone	BOFA	Sell	87,728,967	11,243,498	7/11/18	504,795	—
Norwegian Krone	GSCO	Buy	87,748,444	11,290,261	7/11/18	—	(549,173)
Norwegian Krone	GSCO	Sell	87,748,444	11,246,268	7/11/18	505,181	—
Norwegian Krone	HSBK	Buy	87,728,443	11,286,189	7/11/18	—	(547,548)

| 9

TEMPLETON FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton World Fund (continued)

Forward Exchange Contracts (continued)

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation

OTC Forward Exchange Contracts (continued)
Norwegian Krone	HSBK	Sell	87,728,443	$11,244,137	7/11/18	$505,498	$ —
Norwegian Krone	MSCO	Buy	87,721,308	11,285,575	7/11/18	—	(547,810)
Norwegian Krone	MSCO	Sell	87,721,308	11,243,222	7/11/18	505,457	—
Norwegian Krone	UBSW	Buy	87,724,768	11,285,310	7/11/18	—	(547,119)
Norwegian Krone	UBSW	Sell	87,724,768	11,243,234	7/11/18	505,045	—
Singapore Dollar	BOFA	Buy	881,111	658,502	7/11/18	128	—
Singapore Dollar	BOFA	Sell	20,779,723	15,797,480	7/11/18	264,658	—
Singapore Dollar	GSCO	Buy	881,111	658,501	7/11/18	129	—
Singapore Dollar	GSCO	Sell	20,783,686	15,800,338	7/11/18	264,552	—
Singapore Dollar	HSBK	Buy	881,111	658,612	7/11/18	18	—
Singapore Dollar	HSBK	Sell	20,776,816	15,796,579	7/11/18	265,929	—
Singapore Dollar	MSCO	Buy	881,111	658,620	7/11/18	10	—
Singapore Dollar	MSCO	Sell	20,781,294	15,800,971	7/11/18	266,975	—
Singapore Dollar	UBSW	Buy	881,111	658,512	7/11/18	117	—
Singapore Dollar	UBSW	Sell	20,779,657	15,797,869	7/11/18	265,095	—
South Korean Won	BOFA	Buy	4,292,915,795	3,976,011	7/11/18	3,399	—
South Korean Won	BOFA	Buy	5,739,311,627	5,340,560	7/11/18	—	(20,383)
South Korean Won	BOFA	Sell	57,649,695,327	54,356,819	7/11/18	917,204	—
South Korean Won	GSCO	Buy	3,063,222,636	2,837,172	7/11/18	2,347
South Korean Won	GSCO	Buy	6,969,004,786	6,480,291	7/11/18	—	(20,224)
South Korean Won	GSCO	Sell	49,337,491,100	46,548,067	7/11/18	813,627	—
South Korean Won	HSBK	Buy	3,063,222,636	2,836,805	7/11/18	2,714	—
South Korean Won	HSBK	Buy	6,969,004,786	6,483,357	7/11/18	—	(23,290)
South Korean Won	HSBK	Sell	47,114,085,004	44,427,225	7/11/18	753,818	—
South Korean Won	MSCO	Buy	2,688,915,335	2,512,060	7/11/18	—	(19,513)
South Korean Won	MSCO	Buy	7,343,312,087	6,804,506	7/11/18	2,535	—
South Korean Won	MSCO	Sell	41,634,975,448	39,285,470	7/11/18	691,041	—
South Korean Won	UBSW	Buy	3,063,222,636	2,838,312	7/11/18	1,208	—
South Korean Won	UBSW	Buy	6,969,004,786	6,480,360	7/11/18	—	(20,293)
South Korean Won	UBSW	Sell	41,663,766,257	39,269,010	7/11/18	647,892	—
Swedish Krona	BOFA	Buy	24,482,579	2,829,904	7/11/18	—	(43,967)
Swedish Krona	BOFA	Sell	84,930,524	10,161,750	7/11/18	497,284	—
Swedish Krona	GSCO	Buy	24,482,579	2,829,839	7/11/18	—	(43,902)
Swedish Krona	GSCO	Sell	84,929,727	10,161,562	7/11/18	497,185	—
Swedish Krona	HSBK	Buy	24,482,579	2,830,203	7/11/18	—	(44,266)
Swedish Krona	HSBK	Sell	85,037,177	10,174,728	7/11/18	498,124	—
Swedish Krona	MSCO	Buy	24,482,579	2,830,336	7/11/18	—	(44,400)
Swedish Krona	MSCO	Sell	71,095,676	8,502,129	7/11/18	411,966	—
Swedish Krona	UBSW	Buy	43,482,579	5,017,344	7/11/18	—	(69,346)
Swedish Krona	UBSW	Sell	84,918,904	10,160,358	7/11/18	497,213	—
Swiss Franc	BOFA	Buy	884,867	896,337	7/11/18	4,668	—
Swiss Franc	BOFA	Sell	2,323,337	2,328,590	7/11/18	—	(37,119)
Swiss Franc	BOFA	Sell	25,599,398	26,844,162	7/11/18	777,894	—
Swiss Franc	GSCO	Buy	884,867	896,295	7/11/18	4,710	—
Swiss Franc	GSCO	Sell	2,322,810	2,328,590	7/11/18	—	(36,583)
Swiss Franc	GSCO	Sell	25,617,913	26,868,649	7/11/18	783,529	—
Swiss Franc	HSBK	Buy	884,867	896,604	7/11/18	4,401	—
Swiss Franc	HSBK	Sell	2,323,607	2,328,590	7/11/18	—	(37,394)
Swiss Franc	HSBK	Sell	25,593,785	26,843,484	7/11/18	782,931	—
Swiss Franc	MSCO	Buy	884,867	896,593	7/11/18	4,412	—

| 10

TEMPLETON FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton World Fund (continued)

Forward Exchange Contracts (continued)

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation

OTC Forward Exchange Contracts (continued)
Swiss Franc	MSCO	Sell	2,322,852	$ 2,328,590	7/11/18	$—	$ (36,625)
Swiss Franc	MSCO	Sell	25,593,560	26,843,951	7/11/18	783,628	—
Swiss Franc	UBSW	Buy	884,867	896,358	7/11/18	4,646	—
Swiss Franc	UBSW	Sell	2,322,932	2,328,590	7/11/18	—	(36,706)
Swiss Franc	UBSW	Sell	25,599,711	26,849,276	7/11/18	782,690	—
Thailand Baht	BOFA	Buy	10,541,235	327,854	7/11/18	1,492	—
Thailand Baht	BOFA	Sell	337,360,729	10,809,379	7/11/18	269,010	—
Thailand Baht	GSCO	Buy	10,541,235	327,917	7/11/18	1,429	—
Thailand Baht	GSCO	Sell	337,458,378	10,842,036	7/11/18	298,616	—
Thailand Baht	HSBK	Buy	10,541,235	327,950	7/11/18	1,396	—
Thailand Baht	HSBK	Sell	337,383,018	10,817,025	7/11/18	275,959	—
Thailand Baht	MSCO	Buy	10,541,235	327,758	7/11/18	1,589	—
Thailand Baht	MSCO	Sell	337,307,464	10,839,103	7/11/18	300,397	—
Thailand Baht	UBSW	Buy	10,541,235	327,980	7/11/18	1,367	—
Thailand Baht	UBSW	Sell	337,392,608	10,810,401	7/11/18	269,035	—

Total Forward Exchange Contracts						$ 95,391,298	$ (3,351,306)

Net unrealized appreciation (depreciation)						$ 92,039,992

[a] May be comprised of multiple contracts with the same counterparty, currency and settlement date.

See Abbreviations on page 15.

| 11

TEMPLETON FUNDS

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Templeton Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of two separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Funds investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust s Board of Trustees (the Board), the Funds administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Investments in open-end mutual funds are valued at the closing NAV. Investments in time deposits are valued at cost, which approximates fair value.

Certain derivative financial instruments trade in the OTC market. The Funds pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the

| 12

TEMPLETON FUNDS
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds NAV is not calculated, which could result in differences between the value of the Funds portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or

| 13

TEMPLETON FUNDS

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

3. DERIVATIVE FINANCIAL INSTRUMENTS (continued)

received by the Fund, if any, is held in segregated accounts with the Fund s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

At May 31, 2018, Templeton World Fund received $51,034,531 in United Kingdom Treasury Bonds and U.S. Treasury Bills, Bonds and Notes as collateral for derivatives.

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

The following Funds have invested in derivatives during the period.

Templeton World Fund - Forwards

4. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

5. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended May 31, 2018, investments in affiliated management investment companies were as follows:

	Number of			Number of	Value			Net Change in
	Shares Held			Shares	at End		Realized	Unrealized
	at Beginning	Gross	Gross	Held at End	of	Dividend	Gain	Appreciation
	of Period	Additions	Reductions	of Period	Period	Income	(Loss)	(Depreciation)

Templeton Foreign Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio,
1.40%.	—	10,489,760	(10,489,760)	—	$ —	$ —	$ —	$ —

6. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds financial instruments and are summarized in the following fair value hierarchy:

  Level 1 - quoted prices in active markets for identical financial instruments
  Level 2 - other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 - significant unobservable inputs (including the Funds own assumptions in determining the fair value of financial instruments)

| 14

TEMPLETON FUNDS
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of May 31, 2018, in valuing the Funds assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Templeton Foreign Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
United Kingdom	$ 1,436,214,412	$ 475,772	$ —	$ 1,436,690,184
All Other Equity Investments.	5,170,940,284	—	$ —	5,170,940,284
Short Term Investments	—	244,800,000	$ —	244,800,000

Total Investments in Securities	$ 6,607,154,696	$ 245,275,772	$ —	$ 6,852,430,468

Templeton World Fund
Assets:
Investments in Securities:[a]
Equity Investments	$ 4,104,911,749	$ —	$ —	$ 4,104,911,749
Corporate Bonds	—	23,870,696	—	23,870,696
Mortgage-Backed Securities	—	453,111	—	453,111
Short Term Investments	—	68,600,000	—	68,600,000

Total Investments in Securities	$ 4,104,911,749	$ 92,923,807	$ —	$ 4,197,835,556

Other Financial Instruments:
Forward Exchange Contracts	$ —	$ 95,391,298	$ —	$ 95,391,298

Liabilities:
Other Financial Instruments:
Options Written	$ 220,915	$ —	$ —	$ 220,915
Forward Exchange Contracts	—	3,351,306	—	3,351,306

Total Other Financial Instruments	$ 220,915	$ 3,351,306	$ —	$ 3,572,221

[a] For detailed categories, see the accompanying Statement of Investments.
[b] Includes common and preferred stocks as well as other equity investments.

7. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

Abbreviations

Counterparty		Currency		Selected Portfolio

BOFA	Bank of America Corp.	GBP	British Pound	ADR	American Depositary Receipt
GSCO	The Goldman Sachs Group, Inc.	HKD	Hong Kong Dollar	FHLMC	Federal Home Loan Mortgage Corp.
HSBK	HSBC Bank PLC			IDR	International Depositary Receipt
MSCO	Morgan Stanley			NVDR	Non-Voting Depositary Receipt
UBSW	UBS AG

For additional information on the Funds significant accounting policies, please refer to the Funds most recent semiannual or annual shareholder report.

| 15

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Funds

By    /s/ Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

 Finance and Administration

Date July 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/ Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

 Finance and Administration

Date July 26, 2018

By    /s/ Robert G. Kubilis

      Robert G. Kubilis

Chief Financial Officer and

 Chief Accounting Officer

Date July 26, 2018